Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances, cancellations and conversions of shares during 2024 and 2023:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2022	447,801,661	112,717,094	560,518,755
Canceled shares	(31,267,095)	—	(31,267,095)
Issued shares	20,241,514	—	20,241,514
As of December 31, 2023	436,776,080	112,717,094	549,493,174

Canceled shares	(12,650,574)	—	(12,650,574)
Converted shares	8,285,060	(8,285,060)	—
Issued shares	2,964,229	—	2,964,229
As of December 31, 2024	435,374,795	104,432,034	539,806,829